Leases	12 Months Ended
Jun. 30, 2022
Leases
Leases

Note 13: Leases

The Company leases office and warehouse, computer equipment and vehicles. Certain operating leases may contain one or more options to renew. The renewal terms can extend the lease term from one to 13 years. The exercise of lease renewal options is at the Company’s sole discretion. Renewal option periods are included in the measurement of the Right of Use (ROU) asset and lease liability when the exercise is reasonably certain to occur.

The depreciable lives of assets and leasehold improvements are limited by the expected lease term, unless there is a transfer of title or purchase option reasonably certain of exercise.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. Payments due under the lease contracts include fixed payments plus, may include variable payments. The Company’s office space leases require it to make variable payments for the Company’s proportionate share of the building’s property taxes, insurance, and common area maintenance. These variable lease payments are not included in lease payments used to determine the lease liability and are recognized as variable costs when incurred. Fixed payments may contain predetermined fixed rent escalations.

Operating leases are included in the following asset and liability accounts on the Company’s Balance Sheet: Operating Lease Right-of-Use Assets, Current Portion of Operating Lease Obligations, and Noncurrent Operating Lease Obligations. ROU assets and liabilities arising from finance leases are included in the following asset and liability accounts on the Company’s Consolidated Balance Sheet: Property & Equipment — Net, Current Portion of Finance Lease Obligation, and Noncurrent Finance Lease Obligations.

Components of lease expense were as follows for the years ended June 30, 2022, 2021 and 2020:

($ in thousands)	2022	2021	2020
Lease cost
Finance Lease Costs:
Amortization of Right-of-Use Assets	$675	$1,189	$1,095
Interest on Lease Liabilities	27	81	125
Operating Lease Cost	4,515	4,789	3,827
Short Term Lease Cost	1,140	—	—
Variable Lease Cost	1,633	869	680
Total Lease Cost	$7,990	$6,928	$5,727

Other Information
Cash Paid for Amounts Included in the Measurement of Lease Liabilities:
Operating Cash Flows from Financing Leases	$30	$86	$125
Operating Cash Flows from Operating Leases	$4,820	$4,944	$3,973
Financing Cash Flows from Finance Leases	1,070	1,931	1,720
Right-of Use Assets Obtained in Exchange for New Finance Lease Liabilities	—	—	1,561
Right-of Use Assets Obtained in Exchange for Capitalized Operating Lease Liabilities	—	3,640	39
Net ROU Remeasurement	(651)	841	169

	Year Ended June 30,
	2022	2021	2020
Weighted-Average Remaining Lease Term – Operating Leases	2.33	1.63	2.13
Weighted-Average Remaining Lease Term – Financing Leases	2.06	3.12	4.09
Weighted-Average Discount Rate – Operating Leases	4.10	3.35	3.26
Weighted-Average Discount Rate – Financing Leases	3.70	4.46	4.45

Maturities of lease liabilities are as follows as of June 30, 2022:

Operating
($ in thousands)	Leases
2023	4,403
2024	4,019
2025	1,402
2026	99
Total Lease Payments	9,923
Less Imputed Interest	(606)
Total	$9,317